Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies [Abstract]
Schedule of future minimum lease payments due under non-cancelable lease agreements
Year ending December 31,
2016	$4,212
$4,212